N-2 - USD ($)				3 Months Ended
		Apr. 23, 2026	Apr. 16, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001616678
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Investment Company Act File Number		811-22991
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		12
Entity Registrant Name		BlackRock Science and Technology Trust
Entity Address, Address Line One		100 Bellevue Parkway
Entity Address, City or Town		Wilmington
Entity Address, State or Province		DE
Entity Address, Postal Zip Code		19809
City Area Code		800
Local Phone Number		882-0052
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Maximum sales load paid by you (as a percentage of offering price) (1)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price) (1)	0.01%
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares (2)
Dividend reinvestment plan sale transaction fee	$2.50 (2)
(1)
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.

(2)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.01%
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees (3)(4)	1.00%
Other Expenses (5)	0.10%
Total Annual Expenses (6)	1.10%
Fee Waivers and/or Expense Reimbursements (4)	-
Total Annual Expenses After Fee Waivers and/or Expense Reimbursements (4)	1.10%

(3)
The Trust currently pays the Advisor a contractual investment management fee at an annual rate of 1.00% based on the Trust’s average daily Managed Assets. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

(4)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust (the “Independent Trustees”) or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.

(5)	Other Expenses are based on estimated amounts for the current fiscal year.
(6)
The Total Annual Fund Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which includes extraordinary expenses.

Management Fees [Percent]	[3],[4]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.10%
Total Annual Expenses [Percent]	[6]	1.10%
Waivers and Reimbursements of Fees [Percent]	[3]	0.00%
Net Expense over Assets [Percent]	[3]	1.10%
Expense Example [Table Text Block]
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.12) that you would pay on a $1,000 investment in common shares, assuming (i) the Fee Waiver Agreement described above is only in effect for the first year, since it expires on June 30, 2027, and (ii) a 5% annual return:

	One Year	Three Years	Five Years	Ten Years
Total expenses incurred	$21	$45	$70	$143
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 21
Expense Example, Years 1 to 3		45
Expense Example, Years 1 to 5		70
Expense Example, Years 1 to 10		$ 143
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]
(3)
The Trust currently pays the Advisor a contractual investment management fee at an annual rate of 1.00% based on the Trust’s average daily Managed Assets. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

(4)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust (the “Independent Trustees”) or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.

(5)	Other Expenses are based on estimated amounts for the current fiscal year.
(6)
The Total Annual Fund Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which includes extraordinary expenses.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE TRUST’S INVESTMENTS
Investment Objectives and Policies
Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Investment Objectives, Policies and Risks—Investment Objectives and Policies—BlackRock Science and Technology Trust (BST)”, which is incorporated by reference herein, for a discussion of the Trust’s investment objectives and policies.
Portfolio Contents and Techniques
The Trust may invest in the following instruments and use the following investment techniques, subject to any limitations set forth herein. There is no guarantee the Trust will buy all of the types of securities or use all of the investment techniques that are described herein and in the SAI.
Equity Securities
. The Trust invests in equity securities, including common stocks, preferred stocks, convertible securities, warrants, depositary receipts, ETFs and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). Common stock represents an equity ownership interest in a company. The Trust may hold or have exposure to common stocks of issuers of any size, including small and medium capitalization stocks. Because the Trust will ordinarily have exposure to common stocks, historical trends would indicate that the Trust’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities.
Preferred Securities
. The Trust may invest in preferred securities. There are two basic types of preferred securities. The first type, sometimes referred to as traditional preferred securities, consists of preferred stock issued by an entity taxable as a corporation. The second type, sometimes referred to as trust preferred securities, are usually issued by a trust or limited partnership and represent preferred interests in deeply subordinated debt instruments issued by the corporation for whose benefit the trust or partnership was established.
Traditional Preferred Securities
. Traditional preferred securities generally pay fixed or adjustable rate dividends to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non-cumulative,
in

which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative
preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative
preferred stock held by the Trust determine not to pay dividends on such stock, the amount of dividends the Trust pays may be adversely affected. There is no assurance that dividends or distributions on the traditional preferred securities in which the Trust invests will be declared or otherwise made payable.
Preferred shareholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation value that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the “Dividends Received Deduction.” Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Trust’s holdings, if any, of higher rate-paying fixed rate preferred securities may be reduced and the Trust may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.
Trust Preferred Securities
. Trust preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred security characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the deferral period is five years or more. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Convertible Securities
. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

A “synthetic” or “manufactured” convertible security may be created by the Trust or by a third party by combining separate securities that possess the two principal characteristics of a traditional convertible security: an income producing component and a convertible component. The income-producing component is achieved by investing in non-convertible,
income-producing securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Because the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component, the value of a synthetic convertible security may respond differently to market fluctuations than a traditional convertible security. The Trust also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the issuer of the convertible note (typically an investment bank), rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment and the Trust in turn assumes credit risk associated with the issuer of the convertible note.
Warrants
. Warrants are instruments issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Warrants normally have a short life span to expiration. The purchase of warrants involves the risk that the Trust could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the subscribed security’s market price such as when there is no movement in the level of the underlying security.
Depositary Receipts
. The Trust may invest in sponsored and unsponsored ADRs, EDRs, GDRs and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a
non-U.S.
corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by
non-U.S.
banks and trust companies, that evidence ownership of either
non-U.S.
or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis.
Non-U.S.
Securities
. The Trust may invest without limit in
Non-U.S.
Securities. These securities may be U.S. dollar-denominated or
non-U.S.
dollar-denominated. Some
Non-U.S.
Securities may be less liquid and more volatile than securities of comparable U.S. issuers. Similarly, there is less volume and liquidity in most foreign securities markets than in the United States and, at times, greater price volatility than in the United States. Because evidence of ownership of such securities usually is held outside the United States, the Trust will be subject to additional risks if it invests in
Non-U.S.
Securities, which include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest or dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.
Non-U.S.
Securities may trade on days when the common shares are not priced or traded.
Emerging Markets Investments
. The Trust may invest without limitation in securities of issuers located in emerging market countries, including securities denominated in currencies of emerging market countries. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. These issuers may be subject to risks that do not apply to issuers in larger, more developed countries. These risks are more pronounced to the extent the Trust invests significantly in one country. Less information about emerging market issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices. Emerging markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Advisor may not be able to sell the Trust’s portfolio securities in amounts and at prices it considers reasonable. The U.S. dollar may appreciate against
non-U.S.
currencies or an emerging market government may impose restrictions on currency conversion or trading. The economies of emerging market countries may grow at a slower rate than expected or may experience a downturn or recession. Economic, political and social developments may adversely affect
non-U.S.
securities markets.
Restricted and Illiquid Investments
. The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. Liquidity of an investment relates to the ability to dispose easily of the investment and the price to be obtained upon disposition of the investment, which may be less than would be obtained for a comparable more liquid investment. “Illiquid investments” are investments which cannot be sold within seven days in the ordinary course of business at approximately the value used by the Trust in determining its NAV. Illiquid investments may trade at a discount from comparable, more liquid investments. Illiquid investments are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. Investment of the Trust’s assets in illiquid investments may restrict the ability of the Trust to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities.
Private Company Investments
. At any given time the Trust anticipates making investments in carefully selected private company investments that the Trust may need to hold for several years or longer. The Trust may invest in equity securities or debt securities, including debt securities issued with warrants to purchase equity securities or that are convertible into equity securities, of private companies. The Trust may enter into private company investments identified by the Advisor or may co-invest
in private company investment opportunities owned or identified by other third party investors, such as private equity firms, with which neither the Trust nor the Advisor is affiliated. However, the Trust will not invest in private equity funds or other privately offered pooled investment funds.
Other Investment Companies
. The Trust may invest in securities of other investment companies (including ETFs and BDCs), subject to applicable regulatory limits, that invest primarily in securities of the types in which the Trust may invest directly. As a shareholder in an investment company, the Trust will bear its ratable share of that investment company’s expenses and will remain subject to payment of the Trust’s advisory and other fees and expenses with respect to assets so invested. Holders of common shares will therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. The Advisor will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available equity and/or fixed income securities investments. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same leverage risks to which the Trust may be subject to the extent it employs a leverage strategy. The NAV and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Trust. In addition, to the extent the Trust invests in other investment companies, the Trust will be dependent upon the investment and research abilities of persons other than the Advisor.
The Trust may invest in ETFs, which are investment companies that typically aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are typically passively managed and their shares are traded on a national exchange or The NASDAQ Stock Market, Inc. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Trust, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Trust’s own operations.

REITs
. The Trust may invest in equity interests and debt securities issued by REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types (i.e., hotels, shopping malls, residential complexes and office buildings). The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the REIT issuers. In addition, distributions received by the Trust from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax
basis) than operating companies, to the extent application of the Trust’s investment strategy results in the Trust investing in REIT shares, the percentage of the Trust’s dividend income received from REIT shares will likely exceed the percentage of the Trust’s portfolio which is comprised of REIT shares. There are three general categories of REITs: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
MLPs
. MLPs are limited partnerships or limited liability companies taxable as partnerships. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. The Trust may, however, invest in MLP entities in any sector of the economy. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, the Trust generally purchases publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. The limited partners also receive cash distributions.
Corporate Bonds
. Corporate bonds are debt obligations issued by corporations. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.
High Yield Securities
. Subject to its investment policies, the Trust may invest without limit in securities rated, at the time of investment, below investment grade quality, such as those rated Ba or lower by Moody’s Investor’s Service, Inc. (“Moody’s”), BB or below by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or securities comparably rated by other rating agencies or in unrated securities determined by the

Advisor to be of comparable quality. Such securities, sometimes referred to as “high yield” or “junk” bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. Often the protection of interest and principal payments with respect to such securities may be very moderate and issuers of such securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that of higher rated securities. Adverse conditions could make it difficult at times for the Trust to sell certain high yield securities or could result in lower prices than those used in calculating the Trust’s NAV.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupons of such securities. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity because of their higher coupon. The investor receives this higher coupon in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the market value of such securities than may be the case with higher quality issues of comparable maturity.
Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Trust invests in lower grade securities that have not been rated by a rating agency, the Trust’s ability to achieve its investment objectives will be more dependent on the Advisor’s credit analysis than would be the case when the Trust invests in rated securities.
Distressed and Defaulted Securities
. The Trust may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
U.S. Government Debt Securities
. The Trust may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance. Such obligations include U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the separate trading of registered interest and principal securities program (i.e., “STRIPS”), all of which are backed by the full faith and credit of the United States.

Structured Instruments
. The Trust may use structured instruments for investment purposes, for risk management purposes, such as to reduce the duration and interest rate sensitivity of the Trust’s portfolio and for leveraging purposes. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other fixed-income securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, the Trust’s use of structured instruments may not work as intended.
Structured Notes
. The Trust may invest in “structured” notes and other related instruments, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
Equity-Linked Notes
. Equity-linked notes (“ELNs”) are hybrid securities with characteristics of both fixed-income and equity securities. An ELN is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. Instead of paying a predetermined coupon, ELNs link the interest payment to the performance of a particular equity market index or basket of stocks or commodities. The interest payment is typically based on the percentage increase in an index from a predetermined level, but alternatively may be based on a decrease in the index. The interest payment may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. ELNs generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.
In particular, the Trust may invest in ELNs. The features of ELNs described above closely replicate the income and return stream associated with single stock covered call options, and permit the Trust to receive interest income, which the Trust believes may be advantageous in certain circumstances.
Credit Linked Notes
. The Trust may invest in credit-linked notes (“CLNs”) for risk management purposes, including diversification. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.
Event-Linked Securities
. The Trust may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent upon, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Trust may lose a portion of or its entire principal invested in the bond or the entire notional amount of a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims when a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Trust to certain other risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures may also be subject to illiquidity risk.
Strategic Transactions and Other Management Techniques
. The Trust may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps) and may purchase and sell exchange-listed and OTC put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques. These Strategic Transactions may be used for duration management and other risk management purposes, including to attempt to protect against possible changes in the market value of the Trust’s portfolio resulting from trends in the securities markets and changes in interest rates or to protect the Trust’s unrealized gains in the value of its portfolio securities, to facilitate the sale of portfolio securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to enhance income or gain. There is no particular strategy that requires use of one technique rather than another as the decision to use any particular strategy or instrument is a function of market conditions and the composition of the portfolio. The use of Strategic Transactions to enhance current income may be particularly speculative. The ability of the Trust to use Strategic Transactions successfully will depend on the Advisor’s ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. The SAI contains further information about the characteristics, risks and possible benefits of Strategic Transactions and the Trust’s other policies and limitations (which are not fundamental policies) relating to Strategic Transactions. Certain provisions of the Code may restrict or affect the ability of the Trust to engage in Strategic Transactions. In addition, the use of certain Strategic Transactions may give rise to taxable income and have certain other consequences.
Foreign Currency Transactions
. The Trust’s common shares are priced in U.S. dollars and the distributions paid by the Trust to common shareholders are paid in U.S. dollars. However, a portion of the Trust’s assets may be denominated in
non-U.S.
currencies and the income received by the Trust from such securities will be paid in
non-U.S.
currencies. The Trust also may invest in or gain exposure to
non-U.S.
currencies for investment or hedging purposes. The Trust’s investments in securities that trade in, or receive revenues in,
non-U.S.
currencies will be subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. The Trust may (but is not required to) hedge some or all of its exposure to
non-U.S.
currencies through the use of derivative strategies, including forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and foreign currency futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Trust will engage in such transactions at any given time or from time to time when they would be beneficial. Although the Trust has the flexibility to engage in such transactions, the Advisor may determine not to do so or to do so only in unusual circumstances or market conditions. These transactions may not be successful and may eliminate any chance for the Trust to benefit from favorable fluctuations in relevant foreign currencies. The Trust may also use derivatives contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.
Interest Rate Transactions
. The Trust may enter into interest rate swaps and purchase or sell interest rate caps and floors. The Trust expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique, to protect against any increase in the price of securities the Trust anticipates purchasing at a later date and/or to hedge against increases in the Trust’s costs associated with any leverage strategy. The Trust will ordinarily use these transactions as a hedge or for duration and risk management although it is permitted to enter into them to enhance income or gain. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser, to the extent that the level of a specified interest rate exceeds a predetermined interest rate (i.e., the strike price), to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that the level of a specified interest rate falls below a predetermined interest rate (i.e., the strike price), to receive payments of interest on a notional principal amount from the party selling such interest rate floor.
For example, if the Trust holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Trust to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Trust holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Trust from a reduction in yield due to falling interest rates and may permit the Trust to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.
The Trust may hedge both its assets and liabilities through interest rate swaps, caps and floors. Usually, payments with respect to interest rate swaps will be made on a net basis (i.e., the two payment streams are netted out) with the Trust receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. If there is a default by the other party to an uncleared interest rate swap transaction, generally the Trust will have contractual remedies pursuant to the agreements related to the transaction. With respect to interest rate swap transactions cleared through a central clearing counterparty, a clearing organization will be substituted for the counterparty and will guaranty the parties’ performance under the swap agreement. However, there can be no assurance that the clearing organization will satisfy its obligation to the Trust or that the Trust would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Trust’s clearing broker. Certain U.S. federal income tax requirements may limit the Trust’s ability to engage in interest rate swaps. Distributions attributable to transactions in interest rate swaps generally will be taxable as ordinary income to shareholders.
Credit Default Swaps
. Subject to its investment policies, the Trust may enter into credit default swap agreements without limit. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Trust. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event on the reference obligation occurs. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional amount) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or if the swap is cash settled the seller may be required to deliver the related net cash amount (the difference between the market value of the reference obligation and its par value). The Trust may be either the buyer or seller in the transaction. If the Trust is a buyer and no credit event occurs, the Trust will generally receive no payments from its counterparty under the swap if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As a seller, the Trust generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its Managed Assets, the Trust would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if the Trust had taken a position in the reference obligation directly (either by purchasing or selling) since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A buyer generally will also lose its upfront payment or any periodic payments it makes to the seller counterparty and receive no payments from its counterparty should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional amount it pays to the buyer, resulting in a loss of value to the seller. A seller of a credit default swap or similar instrument is exposed to many of the same risks of leverage since, if a credit event occurs, the seller generally will be required to pay the buyer the full notional amount of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations. The Trust’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Trust).
In addition, the credit derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the credit derivatives market could adversely affect the Trust’s ability to successfully use credit derivatives.
Indexed and Inverse Securities
. The Trust may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, the Trust may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. The Trust may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down.
Repurchase Agreements
. The Trust may enter into repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Trust’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. Income generated from transactions in repurchase agreements will be taxable. The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Advisor, present minimal credit risk. The risk to the Trust is limited to the ability of the issuer to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Trust might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Trust may be delayed or limited. The Advisor will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Advisor will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.
A purchase and sale contract is similar to a repurchase agreement, but differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Trust. In the event of a default under such a repurchase agreement or a purchase and sale contract, instead of the contractual fixed rate of return, the rate of return to the Trust will be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Trust would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

Securities Lending
. The Trust conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Trust and to retain an affiliate of the Trust as securities lending agent. To the extent that the Trust engages in securities lending, BlackRock Investment Management, LLC (“BIM”), acts as securities lending agent for the Trust, subject to the overall supervision of the Advisor, pursuant to a written agreement (the “Securities Lending Agency Agreement”). BIM administers the lending program in accordance with guidelines approved by the Board.
The Trust retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Trust is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BlackRock (the “collateral investment fees”); however, the securities lending agent has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Trust bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee.
To the extent that the Trust invests cash collateral in a
non-government
money market fund, the Trust may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the Trust will be subject to a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Trust’s returns on securities lending.
Under the securities lending program, the Trust is categorized into one of several specific asset classes. The determination of the Trust’s asset class category (fixed income, domestic equity, international equity, or fund of funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BIM.
Pursuant to the current securities lending agreement: (i) the Trust retains 81% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, the Trust, pursuant to the current securities lending agreement, will receive for the remainder of that calendar year securities lending income as follows: (i) 84% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
Short Sales
. The Trust may make short sales of securities. A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline. The Trust may make short sales to hedge positions, for duration and risk management, in order to maintain portfolio flexibility or to enhance income or gain. When the Trust makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over to the securities lender any income, distributions or dividends received on such borrowed securities until it returns the security to the securities lender. The Trust’s obligation to replace the borrowed security will be secured by collateral deposited with the securities lender, usually cash, U.S. Government securities or other liquid assets. Depending on arrangements made with the securities lender regarding payment over of any income, distributions or dividends received by the Trust on such security, the Trust may not receive any payments (including interest) on its collateral deposited with such securities lender. If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Trust’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Short sales, even if covered, may represent a form of economic leverage and will create risks.
The Trust must comply with
Rule 18f-4
under the Investment Company Act with respect to its short sale borrowings, which are considered derivatives transactions under the Rule. See “Additional Risk Factors—Risk Factors in Strategic Transactions and
Derivatives—Rule 18f-4
Under the Investment Company Act” in the SAI.
When-Issued, Delayed Delivery Securities and Forward Commitment Securities
. The Trust may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis (including on a “TBA” (to be announced) basis) or on a “delayed delivery” basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date. If the Trust disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid assets with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Trust.
Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Board of New York, the Trust or its counterparty generally is required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions. FINRA rules have also been implemented that include mandatory margin requirements for the TBA market with limited exceptions. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.
There is always a risk that the securities may not be delivered and that the Trust may incur a loss. A default by a counterparty may result in the Trust missing the opportunity of obtaining a price considered to be advantageous. The value of securities in these transactions on the delivery date may be more or less than the Trust’s purchase price. The Trust may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period. Settlements in the ordinary course are not treated by the Trust as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.
The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the NAV of the Trust starting on the day the Trust agrees to purchase the securities. The Trust does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
Rule 18f-4
under the Investment Company Act permits the Trust to enter into when-issued or forward-settling securities (e.g., firm and standby commitments, including TBA commitments, and dollar rolls) and non-standard
settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Trust intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard
settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under
Rule 18f-4.
See “Additional Risk Factors—Risk Factors in Strategic Transactions and
Derivatives—Rule 18f-4
Under the Investment Company Act” in the SAI.
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as the Trust, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Trust’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.
Counterparty Credit Standards
. To the extent that the Trust engages in principal transactions, including, but not limited to, OTC options, forward currency transactions, swap transactions, repurchase and reverse repurchase agreements and the purchase and sale of bonds and other fixed income securities, it must rely on the creditworthiness of its counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions, including certain swap contracts. In the event of the insolvency of a counterparty, the Trust may not be able to recover its assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, the Trust will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which it deals. The Advisor will seek to minimize the Trust’s exposure to counterparty risk by entering into such transactions with counterparties the Advisor believes to be creditworthy at the time it enters into the transaction. Certain option transactions and Strategic Transactions may require the Trust to provide collateral to secure its performance obligations under a contract, which would also entail counterparty credit risk.

Risk Factors [Table Text Block]
RISKS
The NAV and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks of investing in the Trust.
General Risks
Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Trust Investment Objectives, Policies and Risks—Risk Factors”, which is incorporated by reference herein, for a discussion of the general risks of investing in the Trust.
Other Risks
Dividend Paying Equity Securities Risk
Dividends on common equity securities that the Trust may hold are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities in which the Trust invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “—Fixed-Income Securities Risks—Interest Rate Risk.” The Trust’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Trust’s investments in these securities will necessarily reduce the volatility of the Trust’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.
New Issues Risk
“New Issues” are IPOs of U.S. equity securities. There is no assurance that the Trust will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance of the Trust. The investment performance of the Trust during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Trust is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Trust may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for the Trust to buy or sell significant amounts of shares.
Growth Stock Risk
Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies the Advisor believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If the Advisor’s assessment of the prospects for a company’s earnings growth is wrong, or if the Advisor’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Advisor has placed on it.
Value Stock Risk
The Advisor may be wrong in its assessment of a company’s value and the stocks the Trust owns may not reach what the Advisor believes are their full values. A particular risk of the Trust’s value stock investments is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Trust’s relative performance may suffer.
Preferred Securities Risk
There are special risks associated with investing in preferred securities, including:
Deferral Risk
. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.
Subordination Risk
. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
Limited Voting Rights Risk
. Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.

Special Redemption Rights Risk
. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in U.S. federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Trust.
Trust Preferred Securities Risk
. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS
®
”); monthly income preferred securities (“MIPS
®
”); quarterly income bond securities (“QUIBS
®
”); quarterly income debt securities (“QUIDS
®
”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS
®
”); public income notes (“PINES
®
”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for U.S. federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.
New Types of Securities Risk
. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Trust’s investment objectives and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible
securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Trust may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.
Warrants Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Trust loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Fixed-Income Securities Risks
Fixed-income securities in which the Trust may invest are generally subject to the following risks:
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trust may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management. To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Trust to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

During periods in which the Trust may use leverage, such use of leverage will tend to increase the Trust’s interest rate risk. The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed-income securities held by the Trust and decreasing the Trust’s exposure to interest rate risk. The Trust is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Trust to reduce interest rate risk will be successful or that any hedges that the Trust may establish will perfectly correlate with movements in interest rates.
The Trust may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Trust also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Trust holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Trust’s common shares.
Issuer Risk
. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.
Credit Risk
. Credit risk is the risk that one or more fixed-income securities in the Trust’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Trust invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities.
See “—Below Investment Grade Securities Risk.” In addition, to the extent the Trust uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Prepayment Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Trust to reinvest in lower yielding securities, resulting in a possible decline in the Trust’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Trust, prepayment risk may be enhanced.
Reinvestment Risk
. Reinvestment risk is the risk that income from the Trust’s portfolio will decline if the Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Trust portfolio’s current earnings rate.
Duration and Maturity Risk
. The Trust has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Advisor may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Advisor deems relevant.
Spread Risk
. Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

Any decisions as to the targeted duration or maturity of any particular category of investments or of the Trust’s portfolio generally will be made based on all pertinent market factors at any given time. The Trust may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Advisor’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time. In general, the longer the duration of any fixed-income securities in the Trust’s portfolio, the more exposure the Trust will have to the interest rate risks described above.
Corporate Bonds Risk
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail, including under “—Fixed-Income Securities Risks—Credit Risk,” “—Fixed-Income Securities Risks—Interest Rate Risk,” “—Fixed-Income Securities Risks—Prepayment Risk,” “—Inflation Risk” and “—Deflation Risk.” There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under “—Below Investment Grade Securities Risk.”
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers are speculative and involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Trust may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Trust may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Advisor’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Yield and Ratings Risk
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Trust, a rated security may cease to be rated. The Advisor will consider such an event in determining whether the Trust should continue to hold the security.
Unrated Securities Risk
The Trust may purchase securities that are not rated by any rating organization. The Advisor may, after assessing such securities’ credit quality, internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Trust might have difficulty selling them promptly at an acceptable price. To the extent that the Trust invests in unrated securities, the Trust’s ability to achieve its investment objectives will be more dependent on the Advisor’s credit analysis than would be the case when the Trust invests in rated securities.
U.S. Government Securities Risk
U.S. Government debt securities generally involve lower levels of credit risk than other types of fixed-income securities of similar maturities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from such other securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate.
Insolvency of Issuers of Indebtedness Risk
Various laws enacted for the protection of creditors may apply to indebtedness in which the Trust invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Trust invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which the Trust invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency.
The Trust does not anticipate that it will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Trust may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Trust to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Trust.
Indebtedness consisting of obligations of
non-U.S.
issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non-sovereign
or a sovereign entity.
Foreign Currency Risk
Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Advisor may, but is not required to, elect for the Trust to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Repurchase Agreements Risk
Subject to its investment objectives and policies, the Trust may invest in repurchase agreements. Repurchase agreements typically involve the acquisition by the Trust of fixed-income securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell the securities back to the institution at a fixed time in the future. The Trust does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Trust could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period in which the Trust seeks to enforce its rights thereto; possible lack of access to income on the underlying security during this period; and expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in fixed-income securities, the Trust follows procedures approved by the Board that are designed to minimize such risks. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Trust generally will seek to liquidate such collateral. However, the exercise of the Trust’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss.
When-Issued, Forward Commitment and Delayed Delivery Transactions Risk
The Trust may purchase securities on a when-issued basis (including on a forward commitment or “TBA” (to be announced) basis) and may purchase or sell securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Trust with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Trust to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Trust will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.
Event Risk
Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s securities may decline significantly.
Defensive Investing Risk
For defensive purposes, the Trust may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Trust may succeed in avoiding losses but may otherwise fail to achieve its investment objectives. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Trust holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.

Structured Investments Risks
The Trust may invest in structured products, including structured notes, ELNs and other types of structured products. Holders of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Trust may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses.
Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Trust.
Structured Notes Risk
. Investments in structured notes involve risks, including credit risk and market risk. Where the Trust’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Equity-Linked Notes Risk
. ELNs are hybrid securities with characteristics of both fixed-income and equity securities. An ELN is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. The interest payment on an ELN may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. ELNs generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.
Credit-Linked Notes Risk
. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.
Event-Linked Securities Risk
. Event-linked securities are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Unlike other insurable low-severity,
high-probability events, the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical event-linked securities are exposed to the risks from high-severity, low-probability
events such as that posed by major earthquakes or hurricanes. If a catastrophe occurs that “triggers” the event-linked security, investors in such security may lose some or all of the capital invested. In the case of an event, the funds are paid to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. Event-linked securities can be structured to pay-off
on three types of variables—insurance-industry catastrophe loss indices, insured-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of event-linked securities may be difficult to assess. Catastrophe-related event-linked securities have been in use since the 1990s, and the securitization and risk-transfer aspects of such event-linked securities are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain event-linked securities, which may impair the ability of the Trust to realize full value in the event of the need to liquidate such assets.
Strategic Transactions and Derivatives Risk
The Trust may engage in various Strategic Transactions for duration management and other risk management purposes, including to attempt to protect against possible changes in the market value of the Trust’s portfolio resulting from trends in the securities markets and changes in interest rates or to protect the Trust’s unrealized gains in the value of its portfolio securities, to facilitate the sale of portfolio securities for investment purposes or to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to enhance income or gain. Derivatives are financial contracts or instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Trust also may use derivatives to add leverage to the portfolio and/or to hedge against increases in the Trust’s costs associated with any leverage strategy that it may employ. The use of Strategic Transactions to enhance current income may be particularly speculative.
Strategic Transactions involve risks. The risks associated with Strategic Transactions include (i) the imperfect correlation between the value of such instruments and the underlying assets, (ii) the possible default of the counterparty to the transaction, (iii) illiquidity of the derivative instruments, and (iv) high volatility losses caused by unanticipated market movements, which are potentially unlimited. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized
derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Trust may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Trust to the potential of greater losses. Furthermore, the Trust’s ability to successfully use Strategic Transactions depends on the Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. Please see the Trust’s SAI for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.
Exchange-traded derivatives and OTC derivative transactions submitted for clearing through a central counterparty are also subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the Commodity Futures Trading Commission (the “CFTC”). The CFTC and federal banking regulators also have imposed margin requirements on non-cleared
OTC derivatives, and the SEC’s
non-cleared
margin requirements for security-based swaps became effective on November 1, 2021. Applicable margin requirements may increase the overall costs for the Trust.
Many OTC derivatives are valued on the basis of dealers’ pricing of these instruments. However, the price at which dealers value a particular derivative and the price that the same dealers would actually be willing to pay for such derivative should the Trust wish or be forced to sell such position may be materially different. Such differences can result in an overstatement of the Trust’s NAV and may materially adversely affect the Trust in situations in which the Trust is required to sell derivative instruments.

While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust’s hedging transactions will be effective.
Derivatives may give rise to a form of leverage and may expose the Trust to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”).
Rule
18f-4
imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the Investment Company Act, treats derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Counterparty Risk
The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Trust. Because derivative transactions in which the Trust may engage may involve instruments that are not traded on an exchange or cleared through a central counterparty but are instead traded between counterparties based on contractual relationships, the Trust is subject to the risk that a counterparty will not perform its obligations under the related contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Trust may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceedings. The Trust may obtain only a limited recovery, or may obtain no recovery, in such circumstances. Although the Trust intends to enter into transactions only with counterparties that the Advisor believes to be creditworthy, there can be no assurance that, as a result, a counterparty will not default and that the Trust will not sustain a loss on a transaction. In the event of the counterparty’s bankruptcy or insolvency, the Trust’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Trust may be exposed to the risk of a court treating the Trust as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Trust, or that the Trust would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Trust’s clearing broker. In addition, cleared derivative transactions benefit from daily marking-to-market
and settlement, and segregation and minimum capital requirements applicable to intermediaries. Uncleared OTC derivative transactions generally do not benefit from such protections. This exposes the Trust to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Trust to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Trust has concentrated its transactions with a single or small group of counterparties.
In addition, the Trust is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Trust invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Trust will not sustain a loss on a transaction as a result.
Swaps Risk
Swaps are a type of derivative. Swap agreements involve the risk that the party with which the Trust has entered into the swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligations to pay the other party to the agreement. To seek to hedge the value of the Trust’s portfolio, to hedge against increases in the Trust’s cost associated with interest payments on any outstanding borrowings or to increase the Trust’s return, the Trust may enter into swaps, including interest rate swap, total return swap (sometimes referred to as a “contract for difference”) and/or credit default swap transactions. In interest rate swap transactions, there is a risk that yields will move in the direction opposite of the direction anticipated by the Trust, which would cause the Trust to make payments to its counterparty in the transaction that could adversely affect Trust performance. In addition to the risks applicable to swaps generally (including counterparty risk, high volatility, liquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Historically, swap transactions have been individually negotiated non-standardized
transactions entered into in OTC markets and have not been subject to the same type of government regulation as exchange-traded instruments. However, since the global financial crisis, the OTC derivatives markets have become subject to comprehensive statutes and regulations. In particular, in the United States, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Trust may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Trust to enter into swap transactions and may also render certain strategies in which the Trust might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Trust may also be limited if the swap transactions with the Trust are subject to the swap regulation under the Dodd-Frank Act.
Credit default and total return swap agreements may effectively add leverage to the Trust’s portfolio because, in addition to its Managed Assets, the Trust would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Trust thereunder. The Trust is not required to enter into swap transactions for hedging purposes or to enhance income or gain and may choose not to do so. In addition, the swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Trust’s ability to successfully use swaps.
Inflation Risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Trust would likely increase, which would tend to further reduce returns to the holders of common shares. Inflation rates may change frequently and significantly due to a number of potential factors, including, among others, unexpected economic shifts or changes in fiscal or monetary policies.
Deflation Risk
Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Trust’s portfolio.
Risks Associated with Recent Market Events
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets, which could negatively affect the value of debt instruments held by the Trust and result in a negative impact on the Trust’s performance.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Trust. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Trust invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. Government, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. Government shutdown, and disagreements over, or threats not to increase, the U.S. Government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. Government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. Government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Trust’s investments.
In recent years, some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

EMU and Redenomination Risk
As the European debt crisis progressed the possibility of one or more Eurozone countries exiting the European Monetary Union (“EMU”), or even the collapse of the Euro as a common currency, arose, creating significant volatility at times in currency and financial markets generally. The effects of the collapse of the Euro, or of the exit of one or more countries from the EMU, on the U.S. and global economy and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Trust’s portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Trust’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain
EMU-related
investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Trust may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Market Disruption and Geopolitical Risk
Investments by the Trust are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornados, hurricanes and pandemics could materially affect the Trust’s investments to the extent it materially affects global economies or global financial markets.
Additionally, the occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the United States and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide and could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. These factors are outside of the Trust’s control and may affect the level and volatility of securities prices and the liquidity and value of the Trust’s portfolio investments, and the Trust may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of this military action, resulting sanctions and future local, regional or global market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative economic impacts. How long such military action and related events will last cannot be predicted.

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions. More generally, these actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of a foreign country’s export industry, which could have a negative impact on the Trust’s performance. The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the United States, including from China, Canada and Mexico. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe-haven currencies, such as the Japanese yen and the euro. Events such as these, and their consequences, are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Increased trade tensions could have a material adverse effect on the global economy. The Trust and its portfolio investments could be materially and adversely affected.
The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. The Trust does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.
Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries of the world in which the Trust invests.
Regulation and Government Intervention Risk
Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Trust invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Trust is regulated. Such legislation or regulation could limit or preclude the Trust’s ability to achieve its investment objectives.
In light of popular, political and judicial focus on finance related consumer protection, financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed-end
investment company such as the Trust and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.
The Trust may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Trust and its ability to achieve its investment objectives.

Regulation as a “Commodity Pool”
The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Trust uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA. The Advisor is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Trust.
Failures of Futures Commission Merchants and Clearing Organizations Risk
The Trust is required to deposit funds to margin open positions in cleared derivative instruments (both futures and swaps) with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by an FCM from its customers are held by an FCM on a commingled basis in an omnibus account and amounts in excess of assets posted to the clearing organization may be invested by an FCM in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Trust with any FCM as margin for futures contracts or commodity options may, in certain circumstances, be used to satisfy losses of other clients of the Trust’s FCM. In addition, the assets of the Trust posted as margin against both swaps and futures contracts may not be fully protected in the event of the FCM’s bankruptcy.
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Trust.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Trust must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). If for any taxable year the Trust does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Trust’s current and accumulated earnings and profits.
The current presidential administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify
macroeconomic and political risks with potentially
far-reaching
implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Trust cannot predict the impact, if any, of these changes to the Trust’s business, they could adversely affect the Trust’s business, financial condition, operating results and cash flows. Until the Trust knows what policy changes are made and how those changes impact the Trust’s business and the business of the Trust’s competitors over the long term, the Trust will not know if, overall, the Trust will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (the “IRS”) and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.
Investment Company Act Regulations
The Trust is a registered
closed-end
management investment company and as such is subject to regulations under the Investment Company Act. Generally speaking, any contract or provision thereof that is made, or where performance involves a violation of the Investment Company Act or any rule or regulation thereunder is unenforceable by either party unless a court finds otherwise.
Potential Conflicts of Interest of the Advisor and Others
The investment activities of the Advisor and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Trust and its shareholders. The Advisor and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Trust and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Trust. Subject to the requirements of the Investment Company Act, the Advisor and its Affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Advisor nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Trust. As a result, an Affiliate may compete with the Trust for appropriate investment opportunities. The results of the Trust’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Trust could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. The Advisor has adopted policies and procedures designed to address potential conflicts of interest. For additional information about potential conflicts of interest and the way in which BlackRock addresses such conflicts, please see “Conflicts of Interest” and “Management of the Trust—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Trust, except as set forth in the Trust’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Trust’s investment activities to the Advisor, subject to oversight by the Board.
Management Risk
The Trust is subject to management risk because it is an actively managed investment portfolio. The Advisor and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Trust, but there can be no guarantee that these will produce the desired results. The Trust may be subject to a relatively high level of management risk because the Trust may invest in derivative instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.

Market and Selection Risk
Market risk is the possibility that the market values of securities owned by the Trust will decline. There is a risk that equity and/or bond markets will go down in value, including the possibility that such markets will go down sharply and unpredictably.
Stock markets are volatile, and the price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Trust and its investments. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.
The prices of fixed-income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed-income securities with longer maturities. Market risk is often greater among certain types of fixed-income securities, such as zero coupon bonds that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Trust to greater market risk than a fund that does not own these types of securities.
When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement, which may adversely affect the prices or yields of the securities being purchased. The greater the Trust’s outstanding commitments for these securities, the greater the Trust’s exposure to market price fluctuations.
Selection risk is the risk that the securities that the Trust’s management selects will underperform the equity and/or bond market, the market relevant indices or other funds with similar investment objectives and investment strategies.
Valuation Risk
The Trust is subject to valuation risk, which is the risk that one or more of the securities in which the Trust invests are valued at prices that the Trust is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Advisor may use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. See “Net Asset Value.” When market quotations are not available, the Advisor may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Trust’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Trust’s ability to value its investments and the calculation of the Trust’s NAV.
When market quotations are not readily available or are believed by the Advisor to be unreliable, the Advisor will fair value the Trust’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Trust is the amount the Trust might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Trust is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Trust’s NAV could be adversely affected if the Trust’s determinations regarding the fair value of the Trust’s investments were materially higher than the values that the Trust ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.
Because of overall size, duration and maturities of positions held by the Trust, the value at which its investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Trust. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Trust may routinely trade with bid-offer
spreads that may be significant. There can be no guarantee that the Trust’s investments could ultimately be realized at the Trust’s valuation of such investments. In addition, the Trust’s compliance with the asset diversification tests applicable to RICs depends on the fair market values of the Trust’s assets, and, accordingly, a challenge to the valuations ascribed by the Trust could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Trust’s NAV per common share is a critical component in several operational matters including computation of advisory and services fees. Consequently, variance in the valuation of the Trust’s investments will impact, positively or negatively, the fees and expenses shareholders will pay.
Reliance on the Advisor Risk
The Trust is dependent upon services and resources provided by the Advisor, and therefore the Advisor’s parent, BlackRock. The Advisor is not required to devote its full time to the business of the Trust and there is no guarantee or requirement that any investment professional or other employee of the Advisor will allocate a substantial portion of his or her time to the Trust. The loss of one or more individuals involved with the Advisor could have a material adverse effect on the performance or the continued operation of the Trust. For additional information on the Advisor and BlackRock, see “Management of the Trust—Investment Advisor.”
Reliance on Service Providers Risk
The Trust must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Trust’s operations and financial performance. Failure by any service provider to carry out its obligations to the Trust in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Trust at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Trust’s performance and returns to shareholders. The termination of the Trust’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Trust and could have a material adverse effect on the Trust’s performance and returns to shareholders.
Information Technology Systems Risk
The Trust is dependent on the Advisor for certain management services as well as back-office functions. The Advisor depends on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Trust. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Trust. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Trust.
Operational and Technology Risks
The Trust and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Trust and its shareholders or impair the Trust’s operations. These entities include, but are not limited to, the Trust’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which the Trust invests could also result in material adverse consequences for such issuers and may cause the Trust’s investments in such issuers to lose value. The Trust may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Trust invests, the Trust or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Trust’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Trust or erroneous subscription or redemption orders; the inability of the Trust or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Trust, including records relating to its assets and transactions, shareholder ownership of Trust shares, and other data integral to the Trust’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Trust or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data.
AI refers to computer systems that can perform tasks that would otherwise require human intelligence and encompasses various different forms of artificial intelligence, including machine learning models. AI is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. The risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Trust and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Trust.
While the Trust’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Trust in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Trust and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Trust have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Trust cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Trust.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Misconduct of Employees and of Service Providers Risk
Misconduct or misrepresentations by employees of the Advisor or the Trust’s service providers could cause significant losses to the Trust. Employee misconduct may include binding the Trust to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Trust’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Trust’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.
Portfolio Turnover Risk
The portfolio turnover rate is calculated by dividing the lesser of the Trust’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. Government Securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends, and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Trust.
Anti-Takeover Provisions Risk
The Trust’s Agreement and Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end
status or to change the composition of the Board. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Trust. See “Certain Provisions in the Agreement and Declaration of Trust and Bylaws.”

Effects of Leverage [Text Block]
LEVERAGE
The Trust currently does not intend to borrow money or issue debt securities or preferred shares. The Trust is, however, permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its Managed Assets (50% of its net assets), and issue preferred shares in an amount up to 50% of its Managed Assets (100% of its net assets). “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes). Although it has no present intention to do so, the Trust reserves the right to borrow money from banks or other financial institutions, or issue debt securities or preferred shares, in the future if it believes that market conditions would be conducive to the successful implementation of a leveraging strategy through borrowing money or issuing debt securities or preferred shares. Any such leveraging will not be fully achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Trust’s investment objectives and policies.
The use of leverage, including investments in reverse repurchase agreements, can create risks. When leverage is employed, the NAV and market price of the common shares and the yield to holders of common shares will be more volatile than if leverage were not used. Changes in the value of the Trust’s portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the holders of common shares. If there is a net decrease or increase in the value of the Trust’s investment portfolio, leverage will decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Trust did not utilize leverage. A reduction in the Trust’s NAV may cause a reduction in the market price of its shares. During periods in which the Trust is using leverage, the fee paid to the Advisor for advisory services will be higher than if the Trust did not use leverage, because the fees paid will be calculated on the basis of the Trust’s Managed Assets, which includes the proceeds from leverage. Any leveraging strategy the Trust employs may not be successful.
Certain types of leverage the Trust may use may result in the Trust being subject to covenants relating to asset coverage and portfolio composition requirements. The Trust may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Trust. The terms of any borrowings or rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisor does not believe that these covenants or guidelines will impede it from managing the Trust’s portfolio in accordance with its investment objectives and policies if the Trust were to utilize leverage.
Under the Investment Company Act, the Trust is not permitted to issue senior securities if, immediately after the issuance of such senior securities, the Trust would have an asset coverage ratio (as defined in the Investment Company Act) of less than 300% with respect to senior securities representing indebtedness (i.e., for every dollar of indebtedness outstanding, the Trust is required to have at least three dollars of assets) or less than 200% with respect to senior securities representing preferred shares (i.e., for every dollar of preferred shares outstanding, the Trust is required to have at least two dollars of assets). The Investment Company Act also provides that the Trust may not declare distributions or purchase its shares (including through tender offers) if, immediately after doing so, it will have an asset coverage ratio of less than 300% or 200%, as applicable. Under the Investment Company Act, certain short-term borrowings (such as for cash management purposes) are not subject to these limitations if (i) repaid within 60 days, (ii) not extended or renewed and (iii) not in excess of 5% of the total assets of the Trust.

Share Price [Table Text Block]
The Trust’s outstanding common shares are, and when issued, the common shares offered by this Prospectus will be, publicly held and listed and traded on the NYSE under the symbol “BST.” The Trust determines its NAV on a daily basis. The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

During Quarter Ended	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price			Trading Volume
	High	Low	High	Low	High		Low
March 31, 2026	$41.40	$35.12	$43.67	$38.07	(5.20)%		(7.75)%	4,590,51	4
December 31, 2025	$44.07	$38.03	$46.15	$41.83	(4.51)%		(9.08)%	7,204,27	9
September 30, 2025	$41.55	$38.01	$44.26	$40.57	(6.12)%		(6.31)%	6,029,68	1
June 30, 2025	$38.30	$29.62	$40.40	$31.69	(5.20)%		(6.53)%	6,643,51	2
March 31, 2025	$38.94	$32.99	$40.94	$34.35	(4.89)%		(3.96)%	8,775,09	5
December 31, 2024	$38.04	$34.86	$40.69	$37.17	(6.51)%		(6.21)%	7,229,18	3
September 30, 2024	$38.95	$33.05	$40.40	$34.58	(3.59)%		(4.42)%	9,154,40	1
June 30, 2024	$37.95	$32.97	$39.28	$33.96	(3.39)%		(2.92)%	5,952,30	4
March 31, 2024	$37.77	$32.92	$36.86	$33.83	2.4	7%	(2.69)%	6,442,03	6
As of April 1
6
, 2026, the NAV per common share of the Trust was $44.26

and the market price per common share was $40.95, representing a discount to NAV of (7.48)%.
Common
shares of the Trust have historically traded at both a premium and discount to NAV.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
Common Shares
The Trust is a statutory trust formed under the laws of Delaware and governed by an Agreement and Declaration of Trust, dated as of August 13, 2014 (the “Agreement and Declaration of Trust”). The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and, under the Delaware Statutory Trust Act, the purchasers of the common shares will have no obligation to make further payments for the purchase of the common shares or contributions to the Trust solely by reason of their ownership of the common shares, except that the Trustees shall have the power to cause shareholders to pay certain expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder. When preferred shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Trust unless all accrued dividends on preferred shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the preferred shares have been met. See “Description of Shares—Preferred Shares” in the SAI. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including financial statements, to all holders of its shares.
Unlike
open-end
funds,
closed-end
funds like the Trust do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the NYSE or otherwise. Shares of closed-end
investment companies frequently trade on an exchange at prices lower than NAV. Shares of closed-end
investment companies like the Trust have during some periods traded at prices higher than NAV and during other periods have traded at prices lower than NAV. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, the Trust’s NAV, relative demand for and supply of such shares in the market, general market and economic conditions, market sentiment and other factors beyond the control of the Trust, the Trust cannot assure you that its common shares will trade at a price equal to or higher than NAV in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase. See “Repurchase of Common Shares” below and “Repurchase of Common Shares” in the SAI.
The Trust’s outstanding common shares are, and when issued, the common shares offered by this Prospectus will be, publicly held and listed and traded on the NYSE under the symbol “BST.” The Trust determines its NAV on a daily basis. The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

During Quarter Ended	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price			Trading Volume
	High	Low	High	Low	High		Low
March 31, 2026	$41.40	$35.12	$43.67	$38.07	(5.20)%		(7.75)%	4,590,51	4
December 31, 2025	$44.07	$38.03	$46.15	$41.83	(4.51)%		(9.08)%	7,204,27	9
September 30, 2025	$41.55	$38.01	$44.26	$40.57	(6.12)%		(6.31)%	6,029,68	1
June 30, 2025	$38.30	$29.62	$40.40	$31.69	(5.20)%		(6.53)%	6,643,51	2
March 31, 2025	$38.94	$32.99	$40.94	$34.35	(4.89)%		(3.96)%	8,775,09	5
December 31, 2024	$38.04	$34.86	$40.69	$37.17	(6.51)%		(6.21)%	7,229,18	3
September 30, 2024	$38.95	$33.05	$40.40	$34.58	(3.59)%		(4.42)%	9,154,40	1
June 30, 2024	$37.95	$32.97	$39.28	$33.96	(3.39)%		(2.92)%	5,952,30	4
March 31, 2024	$37.77	$32.92	$36.86	$33.83	2.4	7%	(2.69)%	6,442,03	6
As of April 1
6
, 2026, the NAV per common share of the Trust was $44.26

and the market price per common share was $40.95, representing a discount to NAV of (7.48)%.
Common
shares of the Trust have historically traded at both a premium and discount to NAV.
Preferred Shares
The Agreement and Declaration of Trust provides that the Board of Trustees of the Trust (the “Board”) may authorize and issue preferred shares, with rights as determined by the Board, by action of the Board without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any preferred shares that might be issued. The Trust does not currently intend to issue preferred shares.
Under the Investment Company Act, the Trust is not permitted to issue preferred shares unless immediately after such issuance the value of the Trust’s total assets is at least 200% of the liquidation value of the outstanding preferred shares (i.e., the liquidation value may not exceed 50% of the Trust’s total assets). In addition, the Trust is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Trust’s total assets is at least 200% of such liquidation value. If the Trust issues preferred shares, it may be subject to restrictions imposed by the guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the

Trust by the Investment Company Act. It is not anticipated that these covenants or guidelines would impede the Advisor from managing the Trust’s portfolio in accordance with the Trust’s investment objectives and policies. Please see “Description of Shares” in the SAI for more information.
Authorized and Outstanding Shares
The following table provides the Trust’s authorized shares and common shares outstanding as of April 1
6
, 2026.

Title of Class	Amount Authorized	Amount Held by Trust or for its Account	Amount Outstanding Exclusive of Amount held by Trust
Common Shares	Unlimited	-	34,720,019

Other Security, Title [Text Block]		RIGHTS OFFERINGS
Other Security, Description [Text Block]
RIGHTS OFFERINGS
The Trust may in the future, and at its discretion, choose to make offerings of rights to its shareholders to purchase common shares. Rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the rights. In connection with a rights offering to shareholders, we would distribute certificates or other documentation (i.e., rights cards distributed in lieu of certificates) evidencing the rights and a Prospectus Supplement to our shareholders as of the record date that we set for determining the shareholders eligible to receive rights in such rights offering. Any such future rights offering will be made in accordance with the Investment Company Act. Under the laws of Delaware, the Board is authorized to approve rights offerings without obtaining shareholder approval.
The staff of the SEC has interpreted the Investment Company Act as not requiring shareholder approval of a transferable rights offering to purchase common shares at a price below the then current NAV so long as certain conditions are met, including: (i) a good faith determination by a fund’s board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.
The applicable Prospectus Supplement would describe the following terms of the rights in respect of which this Prospectus is being delivered:

•	the period of time the offering would remain open;

•	the underwriter or distributor, if any, of the rights and any associated underwriting fees or discounts applicable to purchases of the rights;

•	the title of such rights;

•	the exercise price for such rights (or method of calculation thereof);

•	the number of such rights issued in respect of each share;

•	the number of rights required to purchase a single share;

•	the extent to which such rights are transferable and the market on which they may be traded if they are transferable;

•	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such rights;

•	the date on which the right to exercise such rights will commence, and the date on which such right will expire (subject to any extension);

•	the extent to which such rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege; and

•	termination rights we may have in connection with such rights offering.
A certain number of rights would entitle the holder of the right(s) to purchase for cash such number of common shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the Prospectus Supplement relating to the rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised rights would become void. Upon expiration of the rights offering and the receipt of payment and the rights certificate or other appropriate documentation properly executed and completed and duly executed at the corporate trust office of the Subscription Agent, or any other office indicated in the Prospectus Supplement, the common shares purchased as a result of such exercise will be issued as soon as practicable. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.
General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks
Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Trust Investment Objectives, Policies and Risks—Risk Factors”, which is incorporated by reference herein, for a discussion of the general risks of investing in the Trust.

Dividend Paying Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Paying Equity Securities Risk
Dividends on common equity securities that the Trust may hold are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities in which the Trust invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “—Fixed-Income Securities Risks—Interest Rate Risk.” The Trust’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Trust’s investments in these securities will necessarily reduce the volatility of the Trust’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Issues Risk
“New Issues” are IPOs of U.S. equity securities. There is no assurance that the Trust will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance of the Trust. The investment performance of the Trust during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Trust is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Trust may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for the Trust to buy or sell significant amounts of shares.

Growth Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Growth Stock Risk
Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies the Advisor believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If the Advisor’s assessment of the prospects for a company’s earnings growth is wrong, or if the Advisor’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Advisor has placed on it.

Value Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Value Stock Risk
The Advisor may be wrong in its assessment of a company’s value and the stocks the Trust owns may not reach what the Advisor believes are their full values. A particular risk of the Trust’s value stock investments is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Trust’s relative performance may suffer.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
There are special risks associated with investing in preferred securities, including:
Deferral Risk
. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.
Subordination Risk
. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
Limited Voting Rights Risk
. Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.

Special Redemption Rights Risk
. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in U.S. federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Trust.
Trust Preferred Securities Risk
. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS
®
”); monthly income preferred securities (“MIPS
®
”); quarterly income bond securities (“QUIBS
®
”); quarterly income debt securities (“QUIDS
®
”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS
®
”); public income notes (“PINES
®
”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for U.S. federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.
New Types of Securities Risk
. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Trust’s investment objectives and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non-convertible
securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Trust may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.

Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Trust loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Fixed-Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Securities Risks
Fixed-income securities in which the Trust may invest are generally subject to the following risks:
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trust may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management. To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Trust to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

During periods in which the Trust may use leverage, such use of leverage will tend to increase the Trust’s interest rate risk. The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed-income securities held by the Trust and decreasing the Trust’s exposure to interest rate risk. The Trust is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Trust to reduce interest rate risk will be successful or that any hedges that the Trust may establish will perfectly correlate with movements in interest rates.
The Trust may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Trust also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Trust holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Trust’s common shares.
Issuer Risk
. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.
Credit Risk
. Credit risk is the risk that one or more fixed-income securities in the Trust’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Trust invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities.
See “—Below Investment Grade Securities Risk.” In addition, to the extent the Trust uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Prepayment Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Trust to reinvest in lower yielding securities, resulting in a possible decline in the Trust’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Trust, prepayment risk may be enhanced.
Reinvestment Risk
. Reinvestment risk is the risk that income from the Trust’s portfolio will decline if the Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Trust portfolio’s current earnings rate.
Duration and Maturity Risk
. The Trust has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Advisor may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Advisor deems relevant.
Spread Risk
. Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

Any decisions as to the targeted duration or maturity of any particular category of investments or of the Trust’s portfolio generally will be made based on all pertinent market factors at any given time. The Trust may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Advisor’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time. In general, the longer the duration of any fixed-income securities in the Trust’s portfolio, the more exposure the Trust will have to the interest rate risks described above.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Bonds Risk
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail, including under “—Fixed-Income Securities Risks—Credit Risk,” “—Fixed-Income Securities Risks—Interest Rate Risk,” “—Fixed-Income Securities Risks—Prepayment Risk,” “—Inflation Risk” and “—Deflation Risk.” There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under “—Below Investment Grade Securities Risk.”

Distressed and Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers are speculative and involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Trust may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Trust may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Advisor’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Yield and Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Yield and Ratings Risk
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Trust, a rated security may cease to be rated. The Advisor will consider such an event in determining whether the Trust should continue to hold the security.

Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated Securities Risk
The Trust may purchase securities that are not rated by any rating organization. The Advisor may, after assessing such securities’ credit quality, internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Trust might have difficulty selling them promptly at an acceptable price. To the extent that the Trust invests in unrated securities, the Trust’s ability to achieve its investment objectives will be more dependent on the Advisor’s credit analysis than would be the case when the Trust invests in rated securities.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
U.S. Government debt securities generally involve lower levels of credit risk than other types of fixed-income securities of similar maturities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from such other securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate.

Insolvency of Issuers of Indebtedness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insolvency of Issuers of Indebtedness Risk
Various laws enacted for the protection of creditors may apply to indebtedness in which the Trust invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Trust invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which the Trust invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency.
The Trust does not anticipate that it will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Trust may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Trust to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Trust.
Indebtedness consisting of obligations of
non-U.S.
issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non-sovereign
or a sovereign entity.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Advisor may, but is not required to, elect for the Trust to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
Subject to its investment objectives and policies, the Trust may invest in repurchase agreements. Repurchase agreements typically involve the acquisition by the Trust of fixed-income securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell the securities back to the institution at a fixed time in the future. The Trust does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Trust could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period in which the Trust seeks to enforce its rights thereto; possible lack of access to income on the underlying security during this period; and expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in fixed-income securities, the Trust follows procedures approved by the Board that are designed to minimize such risks. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Trust generally will seek to liquidate such collateral. However, the exercise of the Trust’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss.

When-Issued, Forward Commitment and Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued, Forward Commitment and Delayed Delivery Transactions Risk
The Trust may purchase securities on a when-issued basis (including on a forward commitment or “TBA” (to be announced) basis) and may purchase or sell securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Trust with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Trust to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Trust will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Event Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Event Risk
Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s securities may decline significantly.

Defensive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Investing Risk
For defensive purposes, the Trust may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Trust may succeed in avoiding losses but may otherwise fail to achieve its investment objectives. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Trust holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.

Structured Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Investments Risks
The Trust may invest in structured products, including structured notes, ELNs and other types of structured products. Holders of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Trust may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses.
Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Trust.
Structured Notes Risk
. Investments in structured notes involve risks, including credit risk and market risk. Where the Trust’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Equity-Linked Notes Risk
. ELNs are hybrid securities with characteristics of both fixed-income and equity securities. An ELN is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. The interest payment on an ELN may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. ELNs generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.
Credit-Linked Notes Risk
. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.
Event-Linked Securities Risk
. Event-linked securities are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Unlike other insurable low-severity,
high-probability events, the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical event-linked securities are exposed to the risks from high-severity, low-probability
events such as that posed by major earthquakes or hurricanes. If a catastrophe occurs that “triggers” the event-linked security, investors in such security may lose some or all of the capital invested. In the case of an event, the funds are paid to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. Event-linked securities can be structured to pay-off
on three types of variables—insurance-industry catastrophe loss indices, insured-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of event-linked securities may be difficult to assess. Catastrophe-related event-linked securities have been in use since the 1990s, and the securitization and risk-transfer aspects of such event-linked securities are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain event-linked securities, which may impair the ability of the Trust to realize full value in the event of the need to liquidate such assets.

Strategic Transactions and Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Strategic Transactions and Derivatives Risk
The Trust may engage in various Strategic Transactions for duration management and other risk management purposes, including to attempt to protect against possible changes in the market value of the Trust’s portfolio resulting from trends in the securities markets and changes in interest rates or to protect the Trust’s unrealized gains in the value of its portfolio securities, to facilitate the sale of portfolio securities for investment purposes or to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to enhance income or gain. Derivatives are financial contracts or instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Trust also may use derivatives to add leverage to the portfolio and/or to hedge against increases in the Trust’s costs associated with any leverage strategy that it may employ. The use of Strategic Transactions to enhance current income may be particularly speculative.
Strategic Transactions involve risks. The risks associated with Strategic Transactions include (i) the imperfect correlation between the value of such instruments and the underlying assets, (ii) the possible default of the counterparty to the transaction, (iii) illiquidity of the derivative instruments, and (iv) high volatility losses caused by unanticipated market movements, which are potentially unlimited. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized
derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Trust may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Trust to the potential of greater losses. Furthermore, the Trust’s ability to successfully use Strategic Transactions depends on the Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. Please see the Trust’s SAI for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.
Exchange-traded derivatives and OTC derivative transactions submitted for clearing through a central counterparty are also subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the Commodity Futures Trading Commission (the “CFTC”). The CFTC and federal banking regulators also have imposed margin requirements on non-cleared
OTC derivatives, and the SEC’s
non-cleared
margin requirements for security-based swaps became effective on November 1, 2021. Applicable margin requirements may increase the overall costs for the Trust.
Many OTC derivatives are valued on the basis of dealers’ pricing of these instruments. However, the price at which dealers value a particular derivative and the price that the same dealers would actually be willing to pay for such derivative should the Trust wish or be forced to sell such position may be materially different. Such differences can result in an overstatement of the Trust’s NAV and may materially adversely affect the Trust in situations in which the Trust is required to sell derivative instruments.

While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust’s hedging transactions will be effective.
Derivatives may give rise to a form of leverage and may expose the Trust to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”).
Rule
18f-4
imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the Investment Company Act, treats derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Trust. Because derivative transactions in which the Trust may engage may involve instruments that are not traded on an exchange or cleared through a central counterparty but are instead traded between counterparties based on contractual relationships, the Trust is subject to the risk that a counterparty will not perform its obligations under the related contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Trust may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceedings. The Trust may obtain only a limited recovery, or may obtain no recovery, in such circumstances. Although the Trust intends to enter into transactions only with counterparties that the Advisor believes to be creditworthy, there can be no assurance that, as a result, a counterparty will not default and that the Trust will not sustain a loss on a transaction. In the event of the counterparty’s bankruptcy or insolvency, the Trust’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Trust may be exposed to the risk of a court treating the Trust as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Trust, or that the Trust would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Trust’s clearing broker. In addition, cleared derivative transactions benefit from daily marking-to-market
and settlement, and segregation and minimum capital requirements applicable to intermediaries. Uncleared OTC derivative transactions generally do not benefit from such protections. This exposes the Trust to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Trust to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Trust has concentrated its transactions with a single or small group of counterparties.
In addition, the Trust is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Trust invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Trust will not sustain a loss on a transaction as a result.

Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swaps Risk
Swaps are a type of derivative. Swap agreements involve the risk that the party with which the Trust has entered into the swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligations to pay the other party to the agreement. To seek to hedge the value of the Trust’s portfolio, to hedge against increases in the Trust’s cost associated with interest payments on any outstanding borrowings or to increase the Trust’s return, the Trust may enter into swaps, including interest rate swap, total return swap (sometimes referred to as a “contract for difference”) and/or credit default swap transactions. In interest rate swap transactions, there is a risk that yields will move in the direction opposite of the direction anticipated by the Trust, which would cause the Trust to make payments to its counterparty in the transaction that could adversely affect Trust performance. In addition to the risks applicable to swaps generally (including counterparty risk, high volatility, liquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Historically, swap transactions have been individually negotiated non-standardized
transactions entered into in OTC markets and have not been subject to the same type of government regulation as exchange-traded instruments. However, since the global financial crisis, the OTC derivatives markets have become subject to comprehensive statutes and regulations. In particular, in the United States, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Trust may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Trust to enter into swap transactions and may also render certain strategies in which the Trust might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Trust may also be limited if the swap transactions with the Trust are subject to the swap regulation under the Dodd-Frank Act.
Credit default and total return swap agreements may effectively add leverage to the Trust’s portfolio because, in addition to its Managed Assets, the Trust would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Trust thereunder. The Trust is not required to enter into swap transactions for hedging purposes or to enhance income or gain and may choose not to do so. In addition, the swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Trust’s ability to successfully use swaps.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Trust would likely increase, which would tend to further reduce returns to the holders of common shares. Inflation rates may change frequently and significantly due to a number of potential factors, including, among others, unexpected economic shifts or changes in fiscal or monetary policies.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Deflation Risk
Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Trust’s portfolio.

Risks Associated with Recent Market Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Recent Market Events
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets, which could negatively affect the value of debt instruments held by the Trust and result in a negative impact on the Trust’s performance.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Trust. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Trust invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. Government, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. Government shutdown, and disagreements over, or threats not to increase, the U.S. Government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. Government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. Government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Trust’s investments.
In recent years, some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

EMU and Redenomination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
EMU and Redenomination Risk
As the European debt crisis progressed the possibility of one or more Eurozone countries exiting the European Monetary Union (“EMU”), or even the collapse of the Euro as a common currency, arose, creating significant volatility at times in currency and financial markets generally. The effects of the collapse of the Euro, or of the exit of one or more countries from the EMU, on the U.S. and global economy and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Trust’s portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Trust’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain
EMU-related
investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Trust may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
Investments by the Trust are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornados, hurricanes and pandemics could materially affect the Trust’s investments to the extent it materially affects global economies or global financial markets.
Additionally, the occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the United States and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide and could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. These factors are outside of the Trust’s control and may affect the level and volatility of securities prices and the liquidity and value of the Trust’s portfolio investments, and the Trust may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of this military action, resulting sanctions and future local, regional or global market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative economic impacts. How long such military action and related events will last cannot be predicted.

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions. More generally, these actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of a foreign country’s export industry, which could have a negative impact on the Trust’s performance. The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the United States, including from China, Canada and Mexico. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe-haven currencies, such as the Japanese yen and the euro. Events such as these, and their consequences, are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Increased trade tensions could have a material adverse effect on the global economy. The Trust and its portfolio investments could be materially and adversely affected.
The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Trust’s portfolio. The Trust does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.
Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries of the world in which the Trust invests.

Regulation and Government Intervention Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation and Government Intervention Risk
Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Trust invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Trust is regulated. Such legislation or regulation could limit or preclude the Trust’s ability to achieve its investment objectives.
In light of popular, political and judicial focus on finance related consumer protection, financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed-end
investment company such as the Trust and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.
The Trust may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Trust and its ability to achieve its investment objectives.

Regulation as a "Commodity Pool" [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation as a “Commodity Pool”
The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Trust uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA. The Advisor is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Trust.

Failures of Futures Commission Merchants and Clearing Organizations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failures of Futures Commission Merchants and Clearing Organizations Risk
The Trust is required to deposit funds to margin open positions in cleared derivative instruments (both futures and swaps) with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by an FCM from its customers are held by an FCM on a commingled basis in an omnibus account and amounts in excess of assets posted to the clearing organization may be invested by an FCM in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Trust with any FCM as margin for futures contracts or commodity options may, in certain circumstances, be used to satisfy losses of other clients of the Trust’s FCM. In addition, the assets of the Trust posted as margin against both swaps and futures contracts may not be fully protected in the event of the FCM’s bankruptcy.

Legal, Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Trust.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Trust must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). If for any taxable year the Trust does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Trust’s current and accumulated earnings and profits.
The current presidential administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify
macroeconomic and political risks with potentially
far-reaching
implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Trust cannot predict the impact, if any, of these changes to the Trust’s business, they could adversely affect the Trust’s business, financial condition, operating results and cash flows. Until the Trust knows what policy changes are made and how those changes impact the Trust’s business and the business of the Trust’s competitors over the long term, the Trust will not know if, overall, the Trust will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (the “IRS”) and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.

Investment Company Act Regulations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Company Act Regulations
The Trust is a registered
closed-end
management investment company and as such is subject to regulations under the Investment Company Act. Generally speaking, any contract or provision thereof that is made, or where performance involves a violation of the Investment Company Act or any rule or regulation thereunder is unenforceable by either party unless a court finds otherwise.

Potential Conflicts of Interest of the Advisor and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest of the Advisor and Others
The investment activities of the Advisor and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Trust and its shareholders. The Advisor and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Trust and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Trust. Subject to the requirements of the Investment Company Act, the Advisor and its Affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Advisor nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Trust. As a result, an Affiliate may compete with the Trust for appropriate investment opportunities. The results of the Trust’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Trust could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. The Advisor has adopted policies and procedures designed to address potential conflicts of interest. For additional information about potential conflicts of interest and the way in which BlackRock addresses such conflicts, please see “Conflicts of Interest” and “Management of the Trust—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.

Decision-Making Authority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Trust, except as set forth in the Trust’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Trust’s investment activities to the Advisor, subject to oversight by the Board.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Trust is subject to management risk because it is an actively managed investment portfolio. The Advisor and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Trust, but there can be no guarantee that these will produce the desired results. The Trust may be subject to a relatively high level of management risk because the Trust may invest in derivative instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.

Market and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market and Selection Risk
Market risk is the possibility that the market values of securities owned by the Trust will decline. There is a risk that equity and/or bond markets will go down in value, including the possibility that such markets will go down sharply and unpredictably.
Stock markets are volatile, and the price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Trust and its investments. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.
The prices of fixed-income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed-income securities with longer maturities. Market risk is often greater among certain types of fixed-income securities, such as zero coupon bonds that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Trust to greater market risk than a fund that does not own these types of securities.
When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement, which may adversely affect the prices or yields of the securities being purchased. The greater the Trust’s outstanding commitments for these securities, the greater the Trust’s exposure to market price fluctuations.
Selection risk is the risk that the securities that the Trust’s management selects will underperform the equity and/or bond market, the market relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Trust is subject to valuation risk, which is the risk that one or more of the securities in which the Trust invests are valued at prices that the Trust is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Advisor may use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. See “Net Asset Value.” When market quotations are not available, the Advisor may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Trust’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Trust’s ability to value its investments and the calculation of the Trust’s NAV.
When market quotations are not readily available or are believed by the Advisor to be unreliable, the Advisor will fair value the Trust’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Trust is the amount the Trust might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Trust is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Trust’s NAV could be adversely affected if the Trust’s determinations regarding the fair value of the Trust’s investments were materially higher than the values that the Trust ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.
Because of overall size, duration and maturities of positions held by the Trust, the value at which its investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Trust. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Trust may routinely trade with bid-offer
spreads that may be significant. There can be no guarantee that the Trust’s investments could ultimately be realized at the Trust’s valuation of such investments. In addition, the Trust’s compliance with the asset diversification tests applicable to RICs depends on the fair market values of the Trust’s assets, and, accordingly, a challenge to the valuations ascribed by the Trust could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Trust’s NAV per common share is a critical component in several operational matters including computation of advisory and services fees. Consequently, variance in the valuation of the Trust’s investments will impact, positively or negatively, the fees and expenses shareholders will pay.

Reliance on the Advisor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Advisor Risk
The Trust is dependent upon services and resources provided by the Advisor, and therefore the Advisor’s parent, BlackRock. The Advisor is not required to devote its full time to the business of the Trust and there is no guarantee or requirement that any investment professional or other employee of the Advisor will allocate a substantial portion of his or her time to the Trust. The loss of one or more individuals involved with the Advisor could have a material adverse effect on the performance or the continued operation of the Trust. For additional information on the Advisor and BlackRock, see “Management of the Trust—Investment Advisor.”

Reliance on Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Service Providers Risk
The Trust must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Trust’s operations and financial performance. Failure by any service provider to carry out its obligations to the Trust in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Trust at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Trust’s performance and returns to shareholders. The termination of the Trust’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Trust and could have a material adverse effect on the Trust’s performance and returns to shareholders.

Information Technology Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Information Technology Systems Risk
The Trust is dependent on the Advisor for certain management services as well as back-office functions. The Advisor depends on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Trust. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Trust. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Trust.

Operational and Technology Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and Technology Risks
The Trust and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Trust and its shareholders or impair the Trust’s operations. These entities include, but are not limited to, the Trust’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which the Trust invests could also result in material adverse consequences for such issuers and may cause the Trust’s investments in such issuers to lose value. The Trust may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Trust invests, the Trust or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Trust’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Trust or erroneous subscription or redemption orders; the inability of the Trust or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Trust, including records relating to its assets and transactions, shareholder ownership of Trust shares, and other data integral to the Trust’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Trust or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data.
AI refers to computer systems that can perform tasks that would otherwise require human intelligence and encompasses various different forms of artificial intelligence, including machine learning models. AI is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems. The risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Trust and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Trust.
While the Trust’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Trust in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Trust and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Trust have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Trust cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Trust.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.

Misconduct of Employees and of Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Misconduct of Employees and of Service Providers Risk
Misconduct or misrepresentations by employees of the Advisor or the Trust’s service providers could cause significant losses to the Trust. Employee misconduct may include binding the Trust to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Trust’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Trust’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The portfolio turnover rate is calculated by dividing the lesser of the Trust’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. Government Securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends, and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Trust.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Trust’s Agreement and Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end
status or to change the composition of the Board. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Trust. See “Certain Provisions in the Agreement and Declaration of Trust and Bylaws.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		50 Hudson Yards
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10001
Contact Personnel Name		John M. Perlowski, President
Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 35.12	$ 38.03	$ 38.01	$ 29.62	$ 32.99	$ 34.86	$ 33.05	$ 32.97	$ 32.92
Highest Price or Bid				41.4	44.07	41.55	38.3	38.94	38.04	38.95	37.95	37.77
Lowest Price or Bid, NAV				38.07	41.83	40.57	31.69	34.35	37.17	34.58	33.96	33.83
Highest Price or Bid, NAV				$ 43.67	$ 46.15	$ 44.26	$ 40.4	$ 40.94	$ 40.69	$ 40.4	$ 39.28	$ 36.86
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(5.20%)	(4.51%)	(6.12%)	(5.20%)	(4.89%)	(6.51%)	(3.59%)	(3.39%)	2.47%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.75%)	(9.08%)	(6.31%)	(6.53%)	(3.96%)	(6.21%)	(4.42%)	(2.92%)	(2.69%)
Share Price			$ 40.95
NAV Per Share			$ 44.26
Latest Premium (Discount) to NAV [Percent]			(7.48%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			34,720,019
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares

[1]	If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust (the “Independent Trustees”) or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.
[4]	The Trust currently pays the Advisor a contractual investment management fee at an annual rate of 1.00% based on the Trust’s average daily Managed Assets. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	The Total Annual Fund Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which includes extraordinary expenses.